VANECK INFLATION ALLOCATION ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS: 100.0% (a)
Energy Select Sector SPDR Fund	87,391	$7,644,091
Global X US Infrastructure Development ETF †	134,284	3,557,183
Invesco DB Commodity Index Tracking Fund	560,166	13,808,092
iShares Global Infrastructure ETF †	375,214	17,199,810
iShares Gold Strategy ETF	11,127	609,484
iShares Gold Trust	6,254	216,326
iShares MSCI Global Metals & Mining Producers ETF †	78,138	3,203,658
Nuveen Short-Term REIT ETF	43,056	1,223,652
SPDR Gold MiniShares Trust	5,993	216,887
SPDR S&P Oil & Gas Exploration & Production ETF	44,527	6,050,329
VanEck Agribusiness ETF † ‡	58,774	5,045,160
VanEck Commodity Strategy ETF ‡	303,036	15,518,474
VanEck Energy Income ETF ‡	124,194	7,671,612
VanEck Gold Miners ETF ‡	292,903	8,394,600
VanEck Junior Gold Miners ETF ‡	75,733	2,699,881
	Number of Shares	Value
VanEck Merk Gold Shares	1,361,291	$24,081,238
VanEck Mortgage REIT Income ETF † ‡	55,296	645,304
VanEck Oil Services ETF † ‡	14,745	4,483,217
VanEck Rare Earth/Strategic Metals ETF † ‡	28,663	2,182,974
VanEck Steel ETF † ‡	66,770	3,861,977
Vanguard Real Estate ETF †	115,764	9,548,214
Total Exchange Traded Funds (Cost: $145,239,692)		137,862,163

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.8%
Money Market Fund: 5.8% (Cost: $8,001,390)
State Street Navigator Securities Lending Government Money Market Portfolio	8,001,390	8,001,390
Total Investments: 105.8% (Cost: $153,241,082)		145,863,553
Liabilities in excess of other assets: (5.8)%		(7,883,204)
NET ASSETS: 100.0%		$137,980,349

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
†	Security fully or partially on loan. Total market value of securities on loan is $13,593,334.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Commodities Futures	21.3%	$29,326,566
Gold Bullion	20.1	27,823,815
Utilities	12.5	17,199,810
Energy	11.1	15,315,703
Real Estate Investment Trusts	8.3	11,417,171
Oil Services	7.6	10,533,546
Gold Mining	6.1	8,394,600
Global Metals and Mining	3.9	5,386,632
Agribusiness	3.7	5,045,160
Steel	2.8	3,861,977
Industrials	2.6	3,557,183
	100.0%	$137,862,163
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VANECK INFLATION ALLOCATION ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	A summary of the Funds transactions in securities of affiliates for the period ended December 31, 2022 is set forth below:

	Value 9/30/2022	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/2022
VanEck Agribusiness ETF	$5,199,181	$147,770	$(650,494)	$(67,760)	$110,114	$416,463	$5,045,160
VanEck Commodity Strategy ETF	–	15,200,001	–	–	–	318,473	15,518,474
VanEck Energy Income ETF	7,942,124	228,990	(1,192,339)	(25,445)	42,251	718,282	7,671,612
VanEck Gold Miners ETF	5,563,085	2,331,803	(442,172)	(69,130)	141,516	1,011,014	8,394,600
VanEck Junior Gold Miners ETF	2,324,276	68,522	(166,059)	(28,976)	14,023	502,119	2,699,882
VanEck Mortgage REIT Income ETF	–	736,596	(15,696)	(1,282)	22,185	(74,314)	645,304
VanEck Oil Services ETF	3,715,395	135,627	(940,097)	29,183	43,218	1,543,109	4,483,217
VanEck Rare Earth/Strategic Metals ETF	2,488,401	70,903	(162,875)	(23,810)	34,512	(189,645)	2,182,974
VanEck Steel ETF	3,321,251	104,501	(251,365)	(58)	194,876	687,648	3,861,977
	$30,553,713	$19,024,713	$(3,821,097)	$(187,278)	$602,695	$4,933,149	$50,503,200
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